Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligations and Commercial Commitments
The following tables summarize our approximate minimum contractual obligations and commercial commitments as of December 31, 2014:

	Payments Due in Period
	Total	Within 1 Year	Years 1 - 3	Years 4 - 5	More than 5 Years

Leases	$106,000	$104,000	$2,000	$-	$-
Employment Contracts (1)	175,000	175,000	-	-	-
Total	$281,000	$279,000	$2,000	$-	$-

(1) Represents amount payable under severance agreement for John C. Houghton, effective January 4, 2015. See Note 15, Subsequent Events, for further discussion.